Earnings (Loss) per Ordinary Share - Basic and DIluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share (cents)	$ 0.32	$ (0.46)	$ 0.15
Profits (losses) attributable to equity shareholders - continuing operations	$ 133	$ (191)	$ 63
Weighted average number of shares	417,122,155	415,440,077	412,585,042
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share (cents)	$ 0.32	$ (0.46)	$ 0.15
Diluted profits (losses) attributable to equity shareholders - continuing operations	$ 133	$ (191)	$ 63
Diluted weighted average number of ordinary shares outstanding	417,379,405	415,440,077	414,706,400